Capital Stock and Warrants	12 Months Ended
Dec. 31, 2018
AmpliPhi Biosciences Corporation [Member]
Capital Stock and Warrants

9. Capital Stock and Warrants

On December 17, 2018, the Company’s shareholders approved to amend the amended and restated articles of incorporation to increase the number of authorized shares of our common stock from 67,000,000 to 217,000,000.

Underwritten Public Offerings of Common Stock, Pre-funded Warrants and Warrants

On May 10, 2017, the Company completed an underwritten public offering and sold 2,584,085 shares of its common stock and 4,483,334 pre-funded warrants to purchase common stock in lieu of additional shares of common stock, and common warrants to purchase 8,000,000 shares of common stock. All of the pre-funded warrants were exercised during the year ended December 31, 2017. The combined price to the public for each share of common stock and accompanying common warrant was $1.50. The combined price to the public for each pre-funded warrant and accompanying common warrant was $1.49. Each pre-funded warrant was exercisable for one share of common stock at an exercise price of $0.01 per share. The common warrants are exercisable at a price of $1.50 per share of common stock, and will expire five years from the date of issuance. The Company received net proceeds from the offering of approximately $9.4 million, after deducting $1.2 million in offering costs including the underwriting discount and commissions and other offering expenses payable by the Company. The Company evaluated the pre-funded warrants and common warrants issued in the May 2017 offering and determined that the warrants should be classified as equity instruments.

On October 16, 2018, the Company completed an underwritten public offering and sold 14,875,000 shares of its common stock and 2,125,000 pre-funded warrants to purchase common stock, and common warrants to purchase 17,500,000 shares of common stock. The combined price to the public for each share of common stock and accompanying common warrant was $0.40. The combined price to the public for each pre-funded warrant and accompanying common warrant was $0.39. Each pre-funded warrant is exercisable for one share of common stock at an exercise price of $0.01 per share. The common warrants are exercisable at a price of $0.40 per share of common stock, and will expire five years from the date of issuance. The Company received net proceeds from the offering of approximately $5.8 million, after deducting the underwriting discount and commissions and other offering expenses payable by the Company. The Company evaluated the pre-funded warrants and common warrants issued in the October 2018 offering and determined that the warrants should be classified as equity instruments.

Registered Offerings of Common Stock

On January 12, 2018, the Company completed a registered public offering of 4,000,000 shares of its common stock at an offering price of $1.00 per share, for aggregate gross proceeds of $4.0 million. The Company received net proceeds from the offering of approximately $3.4 million, after deducting placement agent fees and other offering expenses payable by the Company. On March 22, 2018, the Company completed a registered direct offering of 2,743,640 shares of its common stock at an offering price of $1.10 per share, for aggregate gross proceeds of $3.0 million. The Company received net proceeds from the offering of approximately $2.8 million, after deducting placement agent fees and other offering expenses payable by the Company.

Common Stock Issuance Agreement

On April 8, 2016, the Company entered into the Common Stock Issuance Agreement (the “CSIA”) with certain former holders of the Company’s Series B redeemable convertible preferred stock (the “Holders”). Pursuant to terms of the CSIA, the Company agreed to issue a formula-based number of shares of its common stock to the Holders for no additional consideration upon completion of one or more bona fide equity financings in which the Company sells shares of its common stock below a specified price (a “Dilutive Issuance”) in a transaction that occurs prior to the earlier of June 30, 2018 or such time as the Company has raised, following the date of the CSIA, $10.0 million in the aggregate (the “Price Protection Obligations”). In each of June 2016, November 2016 and May 2017, the Company completed offerings of its common stock that constituted Dilutive Issuances under the CSIA. Due in part to limitations on the number of shares issuable to the Holders under the rules of the NYSE American, no additional shares of common stock were issued to the holders in connection with the November 2016 and May 2017 offerings prior to June 2017.

On June 27, 2017, the Company and the Holders entered into an amendment to the CSIA (the “Amendment”) to, among other things, terminate the Price Protection Obligations. In consideration for the termination of the Price Protection Obligations and a release of claims by the Holders, the Company agreed to (i) issue to the Holders, within five business days of the Amendment, an aggregate of 28,684 shares of its common stock (the “First Issuance”), which, under the rules of the NYSE American, was the maximum number of shares the Company was permitted to issue to the Holders pursuant to the CSIA without further shareholder approval, and (ii) issue to the Holders in a subsequent closing an aggregate 523,210 shares of common stock (the “Second Issuance”), subject to obtaining shareholder approval of the Second Issuance at the Company’s 2017 Annual Meeting of Shareholders and the Company’s receipt of a release of claims from the Holders at the time of the Second Issuance. On September 7, 2017 the Company’s shareholders approved the Second Issuance. The Company received a release of claims from each of the Holders and issued 523,210 shares of common stock on September 19, 2017. The shares were valued at $519,000 as of September 19, 2017 based on the closing price of the Company’s common stock of $0.99 per share at September 19, 2017 multiplied by the 523,210 shares of common stock issued to the Holders. The related charge of $519,000 was included as a component of general and administrative expense in the Company’s consolidated statements of operations for the year ended December 31, 2017.

Warrants

At December 31, 2018, outstanding warrants to purchase shares of common stock, accounted for as equity or liabilities, are as follows:

Shares Underlying
Outstanding		Exercise		Expiration
Warrants		Price		Date

16,984		$120.00		March 1, 2019
41,872		$107.50		March 16, 2020
31,519		$40.50		March 31, 2021
106,381		$22.50		June 3, 2021
168,498		$0.32	(1)	November 22, 2021
7,920,933		$1.50		May 10, 2022
17,500,000		$0.40		October 15, 2023
1,175,000	(2)	$0.01		October 15, 2023
26,961,187
(1)

Exercise price of these warrants was reduced from $0.57 to $0.32 per share in connection with the October 2018 Financing. The exercise price of the warrants is subject to further adjustment upon future dilutive issuances of the Company’s common stock and stock combination events as defined in an exercise price adjustment provision in the warrant agreements.

(2)

In connection with the October 2018 Financing, the Company issued pre-funded warrants to purchase a total of 2,125,000 shares of the Company’s common stock for $0.01 a share, out of which 950,000 shares were exercised as of December 31, 2018, and warrants to purchase 1,175,000 shares of the Company’s common stock remained outstanding as of December 31, 2018.

During the year ended December 31, 2018, warrants to purchase 217,400 shares of the Company’s common stock, originally issued in connection with the November 2016 and May 2017 public offerings, were exercised for proceeds to the Company of $198,000. During the year ended December 31, 2017, warrants to purchase 226,664 shares of the Company’s common stock, which were issued in connection with the November 2016 financing, were exercised for proceeds to the Company of $130,000. During the year ended December 31, 2018, warrants to purchase 28,331 shares of the Company’s common stock expired. During the year ended December 31, 2017, warrants to purchase 17,683 shares of the Company’s common stock, originally issued in 2013 and 2015, were forfeited. The weighted average exercise price of outstanding warrants to purchase common stock at December 31, 2018 was $1.08 per share.